NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of Partnership Units [Line Items]
Redeemable/exchangeable and special limited partnership units	$ 12,740	$ 14,500
Exchange LP Units	96	285
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	16	15
Preferred equity of subsidiaries	2,830	2,493
Non-controlling interests in subsidiaries and properties	15,610	10,430
Total interests of others in operating subsidiaries and properties	18,456	12,938
Total non-controlling interests	34,383	27,723
Limited partners
Schedule of Partnership Units [Line Items]
Exchange LP Units	96	285
BPR
Schedule of Partnership Units [Line Items]
Exchange LP Units	$ 3,091	$ 0